Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment
Note Eight
Premises and Equipment

A summary of premises and equipment and related accumulated depreciation as of December 31 is summarized as follows:

(in thousands)	Estimated Useful Life	2011	2010

Land		$25,065	$25,007
Buildings and improvements	10 to 30 yrs.	72,940	71,028
Equipment	3 to 7 yrs.	35,159	35,444
		133,164	131,479
Less accumulated depreciation		(68,552)	(66,949)
Net premises and equipment		$64,612	$64,530